Subsequent events (Details) € / shares in Units, € in Millions, R in Millions			12 Months Ended
	Feb. 25, 2025 $ / shares	Feb. 25, 2025 € / shares	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 EUR (€)	Jan. 01, 2025 ZAR (R)	Jan. 01, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | (per share)	$ 0.04	€ 0.04
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Sales agreement, purchase of property					R 390.0	€ 19.9
Major purchases of assets [member] | FirstRand Bank Limited Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facility			R 320.0	€ 16.4